Taxes - Expenses Recognized in OCI (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes [Abstract]
Unrealized gain (loss) on cash flow hedges	$ (1,035)	$ 801	$ (355)
Exchange differences on translation of foreign operations	67	(1,895)	(1,951)
Remeasurements of the net defined benefit liability	(368)	(399)	11
Share of the other comprehensive income of equity method accounted investees	0	0	3,108
Total income tax expense (benefit) recognized in OCI	$ (1,336)	$ (1,493)	$ 813